S-K 1603(a) SPAC Sponsor	May 14, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Amanat Sponsor Holdings LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in us and directly or indirectly providing administrative services to members of our management team.